Share-based payments - Share awards and Other information (Details) - Share awards plan £ / shares in Units, € in Millions, EQUITYINSTRUMENTS in Millions	12 Months Ended
	Mar. 31, 2026 GBP (£) EQUITYINSTRUMENTS £ / shares	Mar. 31, 2026 EUR (€) EQUITYINSTRUMENTS	Mar. 31, 2025 GBP (£) EQUITYINSTRUMENTS £ / shares	Mar. 31, 2025 EUR (€) EQUITYINSTRUMENTS	Mar. 31, 2024 GBP (£) EQUITYINSTRUMENTS £ / shares	Mar. 31, 2024 EUR (€) EQUITYINSTRUMENTS
Disclosure of terms and conditions of share-based payment arrangement
Balance at the beginning of the period (in shares) | EQUITYINSTRUMENTS	369	369	317	317	261	261
Granted (in shares) | EQUITYINSTRUMENTS	153	153	187	187	177	177
Vested (in shares) | EQUITYINSTRUMENTS	(71)	(71)	(85)	(85)	(76)	(76)
Forfeited (in shares) | EQUITYINSTRUMENTS	(74)	(74)	(50)	(50)	(45)	(45)
Balance at the end of the period (in shares) | EQUITYINSTRUMENTS	377	377	369	369	317	317
Weighted average fair value at the beginning of the period	£ 0.77		£ 0.92		£ 1.14
Granted (per share)	0.8		0.7		0.72
Vested (per share)	0.97		1.09		1.17
Forfeited (per share)	0.81		0.9		0.99
Weighted average fair value at the end of the period	0.74		0.77		0.92
Total fair value of shares vested during period	£ 69,000,000		£ 93,000,000		£ 89,000,000
Compensation cost | €		€ 103		€ 112		€ 125
Average share price | £ / shares	£ 89.5		£ 71.3		£ 74.7